Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories
Thousands of $ For the years ended December 31	2024	2023
Raw materials and consumables	3,869	2,779
Total Inventories	3,869	2,779